Cash Equivalents and Marketable Securities - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) bank	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) bank	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 22, 2023 USD ($)
Cash Equivalents And Marketable Securities [Line Items]
Number of domestic banking institutions (in banks) | bank	3		3
US Government Agencies Debt Securities
Cash Equivalents And Marketable Securities [Line Items]
Debt securities, available-for-sale, allowance for credit loss	$ 0		$ 0		$ 0	$ 0
Impairment of marketable securities			0		0	0
Realized gains or losses on marketable securities	0	$ 0	0	$ 0	0	0
Accrued interest receivable on available-for-sale debt securities	400,000		400,000		100,000	$ 100,000
U.S. Banking Institution
Cash Equivalents And Marketable Securities [Line Items]
Cash deposits in excess of FDIC limit	16,900,000		16,900,000		$ 23,500,000		$ 2,800,000
U.S. Banking Institution | Maximum
Cash Equivalents And Marketable Securities [Line Items]
Cash, FDIC insured amount	$ 250,000		$ 250,000